Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Securities and Exchange Commission rules, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and our other named executive officers
(“Non-PEO
NEOs”) and certain financial performance of our company for the last three fiscal years ended December 31, 2023, 2022 and 2021, respectively.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return ($) (5)	Net Income (Loss) ($) (Thousands) (6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)

2023	857,769	981,327	364,448	471,115	2.65	(8,124)

2022	1,547,340	273,296	899,783	359,055	3.51	(92,718)

2021	4,384,350	(824,220)	2,074,244	(73,445)	41.75	(83,009)

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our PEO, Eric E. Poma, Ph.D., for the respective years shown.
(2)
“Compensation actually paid” to our PEO in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the PEO’s compensation for each fiscal year, please see the Narrative Disclosure to Summary Compensation Table sections of the proxy statements reporting pay for the fiscal years covered in this table.

PEO - Eric E. Poma, Ph.D.	2023	2022	2021

SCT Total Compensation (column b above)	$857,769	$1,547,340	$4,384,350

LESS Option Award Values Reported in SCT for Covered Year	($133,960)	($624,000)	($3,544,680)

PLUS Fair Value of Outstanding Unvested Option Awards Granted in Covered Year Valued at Year-End	$85,865	$24,000	$435,000

CHANGE in Fair Value of Outstanding Unvested Option Awards as of Year End as Compared to Valuation as of Prior Year End	$17,203	($349,652)	($1,720,423)

CHANGE in Fair Value of Option Awards Granted in Prior Years that Vested in Covered Year as of the Vesting Date Compared to Valuation as of Prior Year End	$154,450	($324,392)	($378,467)

Compensation Actually Paid	$981,327	$273,296	($824,220)

(3)
For 2021 and 2022,
Non-PEO
NEOs, Jason S. Kim and Roger J. Waltzman, M.D., are included in the average figures shown. For 2023,
Non-PEO
NEOs, Jason S. Kim, Roger J. Waltzman, M.D. and Maurizio Voi, M.D., are included in the average figures shown.

(4)
Average “compensation actually paid” for our
Non-PEO
NEOs in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the
Non-PEO
NEOs’ compensation for each fiscal year, please see the Narrative Disclosure to Summary Compensation Table sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Non-PEO NEOs - Average	2023	2022	2021

SCT Total Compensation (column d above)	$364,448	$899,783	$2,074,244

LESS Option Award Values Reported in SCT for Covered Year	($52,803)	($260,000)	($1,476,950)

PLUS Fair Value of Outstanding Unvested Option Awards Granted in Covered Year Valued at Year-End	$73,551	$10,000	$181,250

CHANGE in Fair Value of Outstanding Unvested Option Awards as of Year End as Compared to Valuation as of Prior Year End	$7,183	($150,470)	($733,000)

CHANGE in Fair Value of Option Awards Granted in Prior Years that Vested in Covered Year as of the Vesting Date Compared to Valuation as of Prior Year End	$85,837	($140,258)	($118,989)

Less Fair Value of Awards Forfeited during the Covered Year	($7,101)	—	—

Compensation Actually Paid	$471,115	$359,055	($73,445)

Equity Valuations
: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

(5)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Molecular Templates, Inc. common stock for the measurement periods ending on December 31 of each of 2023, 2022 and 2021, respectively, assuming $100 invested in our common stock on December 31, 2020. The cumulative TSR amounts are calculated by dividing the difference between our share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	Reflects “Net Income (Loss)” in the company’s Consolidated Statement of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022 and 2021.

Named Executive Officers, Footnote	For 2021 and 2022,
Non-PEO
NEOs, Jason S. Kim and Roger J. Waltzman, M.D., are included in the average figures shown. For 2023,
Non-PEO
	NEOs, Jason S. Kim, Roger J. Waltzman, M.D. and Maurizio Voi, M.D.
PEO Total Compensation Amount	$ 857,769	$ 1,547,340	$ 4,384,350
PEO Actually Paid Compensation Amount	$ 981,327	273,296	(824,220)
Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” to our PEO in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the PEO’s compensation for each fiscal year, please see the Narrative Disclosure to Summary Compensation Table sections of the proxy statements reporting pay for the fiscal years covered in this table.

PEO - Eric E. Poma, Ph.D.	2023	2022	2021

SCT Total Compensation (column b above)	$857,769	$1,547,340	$4,384,350

LESS Option Award Values Reported in SCT for Covered Year	($133,960)	($624,000)	($3,544,680)

PLUS Fair Value of Outstanding Unvested Option Awards Granted in Covered Year Valued at Year-End	$85,865	$24,000	$435,000

CHANGE in Fair Value of Outstanding Unvested Option Awards as of Year End as Compared to Valuation as of Prior Year End	$17,203	($349,652)	($1,720,423)

CHANGE in Fair Value of Option Awards Granted in Prior Years that Vested in Covered Year as of the Vesting Date Compared to Valuation as of Prior Year End	$154,450	($324,392)	($378,467)

Compensation Actually Paid	$981,327	$273,296	($824,220)

Non-PEO NEO Average Total Compensation Amount	$ 364,448	899,783	2,074,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 471,115	359,055	(73,445)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average “compensation actually paid” for our
Non-PEO
NEOs in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the
Non-PEO
NEOs’ compensation for each fiscal year, please see the Narrative Disclosure to Summary Compensation Table sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Non-PEO NEOs - Average	2023	2022	2021

SCT Total Compensation (column d above)	$364,448	$899,783	$2,074,244

LESS Option Award Values Reported in SCT for Covered Year	($52,803)	($260,000)	($1,476,950)

PLUS Fair Value of Outstanding Unvested Option Awards Granted in Covered Year Valued at Year-End	$73,551	$10,000	$181,250

CHANGE in Fair Value of Outstanding Unvested Option Awards as of Year End as Compared to Valuation as of Prior Year End	$7,183	($150,470)	($733,000)

CHANGE in Fair Value of Option Awards Granted in Prior Years that Vested in Covered Year as of the Vesting Date Compared to Valuation as of Prior Year End	$85,837	($140,258)	($118,989)

Less Fair Value of Awards Forfeited during the Covered Year	($7,101)	—	—

Compensation Actually Paid	$471,115	$359,055	($73,445)

Equity Valuation Assumption Difference, Footnote
Equity Valuations
	: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.
Total Shareholder Return Amount	$ 2.65	3.51	41.75
Net Income (Loss)	$ (8,124,000)	(92,718,000)	(83,009,000)
PEO Name	Eric E. Poma
PEO | Option Award Values Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (133,960)	(624,000)	(3,544,680)
PEO | Fair Value of Outstanding Unvested Option Awards Granted in Covered Year Valued at YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,865	24,000	435,000
PEO | CHANGE in Fair Value of Outstanding Unvested Option Awards as of Year End as Compared to Valuation as of Prior Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,203	(349,652)	(1,720,423)
PEO | CHANGE in Fair Value of Option Awards Granted in Prior Years that Vested in Covered Year as of the Vesting Date Compared to Valuation as of Prior Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,450	(324,392)	(378,467)
Non-PEO NEO | Option Award Values Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,803)	(260,000)	(1,476,950)
Non-PEO NEO | Fair Value of Outstanding Unvested Option Awards Granted in Covered Year Valued at YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,551	10,000	181,250
Non-PEO NEO | CHANGE in Fair Value of Outstanding Unvested Option Awards as of Year End as Compared to Valuation as of Prior Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,183	(150,470)	(733,000)
Non-PEO NEO | CHANGE in Fair Value of Option Awards Granted in Prior Years that Vested in Covered Year as of the Vesting Date Compared to Valuation as of Prior Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,837	$ (140,258)	$ (118,989)
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,101)